Related Party Transactions - Schedule of Major Related Parties and their Relationship with Group (Details)	12 Months Ended
Feb. 28, 2025
Four Seasons Online Education (Cayman) Inc. ("FSOL")
Related Party Transaction [Line Items]
Relationship with the group	Equity method investee of the Group
Shanghai Yanjin Information Technology Co., Ltd. ("VIP Sing")
Related Party Transaction [Line Items]
Relationship with the group	Equity method investee of the Group
Four Seasons Online Education (HK) Inc.("FSOL (HK)")
Related Party Transaction [Line Items]
Relationship with the group	Equity method investee of the Group
Shanghai Fuxi Network Co., Ltd. ("Fuxi Network")
Related Party Transaction [Line Items]
Relationship with the group	Equity method investee of the Group
Shanghai Jiaxin Travel Agency("Jiaxin Travel")
Related Party Transaction [Line Items]
Relationship with the group	Entity controlled by Tian Peiqing, Chairman of the Group
Shanghai Jingan Dangdai Art Training School "Dangdai"
Related Party Transaction [Line Items]
Relationship with the group	Entity Sponsored by Shanghai Jiaxin Travel Agency, Entity controlled by Tian Peiqing, Chairman of the Group
Huangshan Culture Investment Group Co., Ltd. ("Huangshan Culture")
Related Party Transaction [Line Items]
Relationship with the group	Non-controlling interest shareholder of VIE's subsidiary
Ju Yiming, Yang Huining, Ma Lichao, Yang Hongguan, Tao Jingyu
Related Party Transaction [Line Items]
Relationship with the group	Non-controlling interest shareholders of VIE's subsidiaries
Shanghai Four Season Online School ("SHFSOS")
Related Party Transaction [Line Items]
Relationship with the group	Entity Sponsored by Shanghai Jiaxin Travel Agency, Entity controlled by Tian Peiqing, Chairman of the Group
East China Normal University Electronic and Audio-visual Publishing House ("ESNU E&A Publishing")
Related Party Transaction [Line Items]
Relationship with the group	Wholly-owned subsidiary of the non-controlling shareholder of the Group
Shanghai Jiading Four Seasons Bole Training School ("Bole")
Related Party Transaction [Line Items]
Relationship with the group	Entity Sponsored by Shanghai Jiaxin Travel Agency, Entity controlled by Tian Peiqing, Chairman of the Group
East China Normal University Publishing House ("ESNU Publishing")
Related Party Transaction [Line Items]
Relationship with the group	Non-controlling interest shareholders of VIE's subsidiaries
Shanghai Changning Four Seasons Training School ("Changning FSTS")
Related Party Transaction [Line Items]
Relationship with the group	Sponsored by Shanghai Jiaxin Travel Agency, Entity controlled by Tian Peiqing, Chairman of the Group
Shanghai Minhang Four Seasons Culture Training School ("Minhang FSCS")
Related Party Transaction [Line Items]
Relationship with the group	Sponsored by Shanghai Jiaxin Travel Agency, Entity controlled by Tian Peiqing, Chairman of the Group
Shanghai Xinhao Consulting Management Co., Ltd ("Xinhao Consulting")
Related Party Transaction [Line Items]
Relationship with the group	Non-controlling interest shareholder of the Group
Shanghai Xuhui Four Seasons Training School ("Xuhui FSTS")
Related Party Transaction [Line Items]
Relationship with the group	Sponsored by Shanghai Jiaxin Travel Agency, Entity controlled by Tian Peiqing, Chairman of the Group
Jiangxi Wuyuan Tourism Co., Ltd ("Wuyuan Tourism")
Related Party Transaction [Line Items]
Relationship with the group	Non-controlling interest shareholder of the Group